CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2018	Jun. 30, 2018
Current assets:
Cash and cash equivalents	$ 270,806	$ 265,675
Time deposits with maturities over three months	168,999	139,433
Restricted cash	16,897	20,233
Accounts receivable, net of allowance for doubtful accounts of $49,094 and $45,125 as of June 30, 2018 and December 31, 2018, respectively	272,008	275,216
Costs and estimated earnings in excess of billings, net of allowance for doubtful accounts of $9,929 and $7,881 as of June 30, 2018 and December 31, 2018, respectively	221,581	161,012
Other receivables, net of allowance for doubtful accounts of $4,946 and $4,914 as of June 30, 2018 and December 31, 2018, respectively	18,470	30,467
Advances to suppliers	15,374	9,685
Amounts due from related parties	33,424	33,678
Inventories	35,568	58,074
Prepaid expenses	911	713
Income tax recoverable	276	6,712
Total current assets	1,054,314	1,000,898
Non-current assets:
Restricted cash	4,076	1,401
Prepaid expenses	4	0
Property, plant and equipment, net	75,119	80,210
Prepaid land leases	9,832	10,172
Intangible assets, net	1,540	3,186
Investments in equity investees	52,708	53,389
Investments in cost investees	4,785	4,195
Goodwill	48,346	48,359
Deferred tax assets	11,714	8,318
Total non-current assets	208,124	209,230
Total assets	1,262,438	1,210,128
Current liabilities (including amounts of the VIE without recourse to the primary beneficiary of $19,234 and $23,710 as of June 30, 2018 and December 31, 2018, respectively):
Derivative financial liability	432	412
Short-term bank loans	2,215	2,865
Current portion of long-term loans	20,258	350
Accounts payable	116,362	129,477
Construction costs payable	0	304
Deferred revenue	141,365	137,692
Accrued payroll and related expenses	19,557	14,299
Income tax payable	3,668	3,746
Warranty liabilities	5,318	5,622
Other tax payables	6,054	7,801
Accrued liabilities	23,322	25,133
Amounts due to related parties	4,596	5,353
Total current liabilities	343,147	333,054
Accrued liabilities	5,885	2,410
Long-term loans	900	20,709
Deferred tax liabilities	12,083	9,366
Warranty liabilities	2,363	2,236
Total non-current liabilities	21,231	34,721
Total liabilities	364,378	367,775
Commitments and contingencies
Stockholders' equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and outstanding as of June 30, 2018 and December 31, 2018, respectively	60	60
Additional paid-in capital	223,547	223,396
Statutory reserves	46,283	45,970
Retained earnings	660,329	578,079
Accumulated other comprehensive loss	(32,281)	(5,453)
Total Hollysys Automation Technologies Ltd. Stockholders' equity	897,938	842,052
Non-controlling interests	122	301
Total equity	898,060	842,353
Total liabilities and equity	$ 1,262,438	$ 1,210,128